Stock-Based Compensation - RSUs Narrative (Details) $ / shares in Units, $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 20, 2021 d $ / shares	Jan. 31, 2021 shares	Mar. 31, 2021 USD ($) d $ / shares shares	Dec. 31, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recapitalization exchange ratio	0.4530		0.4530
Reverse recapitalization, contingent consideration, equity, earnout period, stock price trigger one (in dollars per share) | $ / shares	$ 15.00		$ 15.00
Reverse recapitalization, contingent consideration, equity, earnout period, stock price trigger two (in dollars per share) | $ / shares	17.50		17.50
Reverse recapitalization, contingent consideration, equity, earnout period, stock price trigger three (in dollars per share) | $ / shares	$ 20.00		$ 20.00
Reverse recapitalization, contingent consideration, equity, earnout period, threshold trading days | d	10		10
Reverse recapitalization, contingent consideration, equity, earnout period, threshold consecutive trading days | d	20		20
Reverse recapitalization, contingent consideration, equity, earnout period	5 years		5 years
Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recapitalization exchange ratio	0.4530
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)			4 years
Share price (in dollars per share) | $ / shares			$ 16.38
Vested (in shares)			790,000
Granted (in shares)			2,804,000	45,297
Share-based payment arrangement, nonvested award, excluding option, cost not yet recognized, amount | $			$ 40.1
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition			3 years 7 months 9 days
RSUs | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)			1 year
Awards vesting rights, percentage			25.00%
Earn Out Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares)			317,539
Earn Out Restricted Stock Units | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares)			476,308
Earn Out Restricted Stock Units | Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)		4,431
Parent Warrant Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares)			6,319
Parent Warrant Restricted Stock Units | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares)			9,478
Parent Warrant Restricted Stock Units | Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)		88